SHARE CAPITAL AND SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
SHARE CAPITAL AND SHARE OPTIONS [Abstract]
Authorized and issue share capital
As of December 31, 2023 and 2022, our authorized and issued share capital is as follows:

Authorized share capital:

(in thousands of $, except per share data)	2023	2022
150,000,000 (2022: 150,000,000) common shares of $1.00 each	150,000	150,000

Issued share capital:

(in thousands of $, except per share data)	2023	2022
104,578,080 (2022: 107,225,832) outstanding issued common shares of $1.00 each	104,578	107,226

(number of shares)	2023	2022
As of January 1	107,225,832	108,222,604
Repurchase and cancellation of treasury shares (1)	(2,897,034)	(1,189,653)
Vesting of RSUs	249,282	186,881
Share options exercised	—	6,000
As of December 31	104,578,080	107,225,832
(1) During 2023, we repurchased and cancelled 2.9 million treasury shares for a consideration of $61.7 million inclusive of brokers commission of $0.1 million. In 2022, we repurchased and cancelled 1.2 million treasury shares for a consideration of $25.5 million inclusive of brokers commission of $0.04 million.
Weighted average assumptions used	The weighted average assumptions as of the March 2023 grant date as follows:

2023
Risk free interest rate	4.1%
Expected volatility of common stock	70.5%
Expected dividend yield	0.0%
Expected term of options	4.0 years
The weighted average assumptions as of grant date are noted in the table below:

2020
Remaining performance period	2.8 years
Contractual term	3.0 years
Expected dividend yield	0.0%
Risk free interest rate	0.42%
Golar volatility	84%
Share price at grant date	$7.49

Summary of stock option activity
A summary of the share options movements during the year ended December 31, 2023 is presented below:

	Shares (in thousands)	Weighted average exercise price	Weighted average remaining contractual term (years)
Options outstanding at December 31, 2022	1,037	$15.37	1.0
Granted during the year	650	$20.95	3.2
Lapsed during the year	(287)	$26.90
Options outstanding at December 31, 2023	1,400	$15.20	1.7

Options outstanding and exercisable at:
December 31, 2023	750	$10.22	0.4
December 31, 2022	662	$17.87	0.8
December 31, 2021	755	$24.28	0.8

	Year ended December 31,
(in thousands of $)	2023	2022	2021
Total fair value of share options vested in the year	1,958	1,958	1,595

Compensation cost recognized in the consolidated statement of operations	2,706	1,971	1,434
Share options cost capitalized*	173	—	16
*Relates to capitalized costs on share options awarded to employees directly involved in certain vessel conversion projects.

Summary of time-based RSU activity
A summary of time-based RSU activities for the year ended December 31, 2023 is presented below:

	Shares (in thousands)	Weighted average grant date fair value per share	Weighted average remaining contractual term (years)
Non-vested RSUs at December 31, 2022	218	14.09	1.2
Granted during the year	189	22.21	2.2
Vested during the year	(207)	21.57
Forfeited during the year	(16)	22.42
Non-vested RSUs at December 31, 2023	184	22.30	2.0

Summary of performance-based RSU activity
A summary of performance-based RSU activity for the year ended December 31, 2023 is presented below:

	Shares (in thousands)	Weighted average grant date fair value per share	Weighted average remaining contractual term (years)
Non-vested performance based RSUs at December 31, 2022	69	16.05	1.6
Vested during the year	(51)	21.68
Forfeited during the year	(4)	22.82
Non-vested performance based RSUs at December 31, 2023	14	22.82	1.5

	Year ended December 31,
(in thousands of $)	2023	2022	2021
Compensation cost recognized in the consolidated statement of income	1,473	1,522	1,774
RSU cost capitalized *	247	198	322
*Relates to capitalized costs on RSUs awarded to employees directly involved in certain vessel conversion projects.